SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of segment information

	Year ended December 31, 2016			Year ended December 31, 2017			Year ended December 31, 2018
	Renren	Auto Group	Total	Renren	Auto Group	Total	Renren	Auto Group	Total

Net revenues	$18,097	29,384	47,481	21,931	152,693	174,624	19,122	479,076	498,198
Cost of revenues	(14,698)	(25,879)	(40,577)	(17,920)	(145,394)	(163,314)	(11,966)	(464,502)	(476,468)
Operating expenses	(35,344)	(25,536)	(60,880)	(58,543)	(30,456)	(88,999)	(66,847)	(68,285)	(135,132)
Operating loss	(31,945)	(22,031)	(53,976)	(54,532)	(23,157)	(77,689)	(59,691)	(53,711)	(113,402)
Net (loss) income from continuing operations	(39,060)	(24,054)	(63,114)	37,444	(28,695)	8,749	(69,285)	(89,532)	(158,817)
Net (loss) income from discontinued operations	(122,238)	-	(122,238)	(119,252)	-	(119,252)	223,298	-	223,298
Net (loss) income	(161,298)	(24,054)	(185,352)	(81,808)	(28,695)	(110,503)	154,013	(89,532)	64,481